INCOME TAXES - Tax Credit Carryforwards (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Non-capital losses | Canada
Tax Credit Carryforward 1 [Line Items]
Income tax carryforwards	$ 314,693
Tax basis of mining interests | Canada
Tax Credit Carryforward 1 [Line Items]
Income tax carryforwards	141,092
Tax basis of mining interests | Australia
Tax Credit Carryforward 1 [Line Items]
Income tax carryforwards	5,526
Tax basis of plant and equipment | Canada
Tax Credit Carryforward 1 [Line Items]
Income tax carryforwards	1,332,246
Tax basis of plant and equipment | Australia
Tax Credit Carryforward 1 [Line Items]
Income tax carryforwards	146,263
Financing costs | Canada
Tax Credit Carryforward 1 [Line Items]
Income tax carryforwards	1,515
Investment tax credits | Canada
Tax Credit Carryforward 1 [Line Items]
Income tax carryforwards	20,557
Corporate minimum tax credits | Canada
Tax Credit Carryforward 1 [Line Items]
Income tax carryforwards	$ 6,752